As filed with the Securities and Exchange Commission on October 19, 2015

Securities Act File No. 333-37711

Investment Company Act File No. 811-08437

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 48	☒

UNDISCOVERED MANAGERS FUNDS

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq. JPMorgan Chase & Co. 270 Park Avenue New York, New York 10017	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 30, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Undiscovered Managers Funds (the “Trust”), filed with the Commission on August 21, 2015 (Accession Number 0001193125-15-299118) (the “Registration Statement”) are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Undiscovered Managers Funds, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 19th day of October, 2015.

UNDISCOVERED MANAGERS FUNDS

By:	Robert L. Young*
Robert L. Young
President & Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on October 19, 2015.

	John F. Finn*	Marilyn McCoy*
	John F. Finn	Marilyn McCoy
	Trustee	Trustee

	Matthew Goldstein*	Mitchell M. Merin*
	Matthew Goldstein	Mitchell M. Merin
	Trustee	Trustee

	Robert J. Higgins*	William G. Morton*
	Robert J. Higgins	William G. Morton
	Trustee	Trustee

	Frankie D. Hughes*	Robert A. Oden, Jr.*
	Frankie D. Hughes	Robert A. Oden, Jr.
	Trustee	Trustee

	Peter C. Marshall*	Marian U. Pardo*
	Peter C. Marshall	Marian U. Pardo
	Trustee	Trustee

	Mary E. Martinez*	Frederick W. Ruebeck*
	Mary E. Martinez	Frederick W. Ruebeck.
	Trustee	Trustee

	Laura M. Del Prato*	James J. Schonbachler*
	Laura M. Del Prato	James J. Schonbachler
	Treasurer & Principal Financial Officer	Trustee

*By	/s/ Carmine Lekstutis	Robert L. Young*
	Carmine Lekstutis	Robert L. Young
	Attorney-in-fact	President & Principal Executive Officer